Significant changes in the current reporting period (Details) $ / shares in Units, $ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($) $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021	Mar. 31, 2021 $ / shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from private placement	$ 39.7
Private Placement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Conversion ratio of warrants		0.25		0.25
Number of shares issued, value		$ 60.3
Exercise price (in australian dollars per share) | $ / shares		$ 0.30	$ 0.75		$ 2.30